Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Asset Measured At Fair Value On Nonrecurring Basis
The following table presents the carrying value of assets measured at fair value on a non-recurring basis, by consolidated balance sheet caption and by valuation hierarchy, as of December 31, 2015:

	Fair Value Measurements Using
	Net Carrying Value	Level 1	Level 2	Level 3	Asset Impairments
	(millions)
December 31, 2015:
Goodwill	$—	$—	$—	$—	$460
Property, plant and equipment	87	—	—	87	302
Intangible assets	36	—	—	36	122
Other assets	50	—	—	50	28
Total non-recurring assets measured at fair value	$173	$—	$—	$173	$912

Financial Instruments Carried at Fair Value
The following table presents the financial instruments carried at fair value as of December 31, 2016 and 2015, by consolidated balance sheet caption and by valuation hierarchy, as described above:

	December 31, 2016				December 31, 2015
	Level 1	Level 2	Level 3	Total Carrying Value	Level 1	Level 2	Level 3	Total Carrying Value
	(Millions)
Current assets:
Commodity derivatives (a)	$5	$28	$9	$42	$23	$98	$35	$156
Short-term investments (b)	$—	$—	$—	$—	$2	$—	$—	$2
Long-term assets:
Commodity derivatives (c)	$—	$—	$5	$5	$3	$12	$4	$19
Mutual funds (d)	$—	$—	$—	$—	$8	$—	$—	$8
Current liabilities:
Commodity derivatives (e)	$(11)	$(57)	$(23)	$(91)	$(16)	$(30)	$(23)	$(69)
Long-term liabilities:
Commodity derivatives (f)	$(1)	$—	$—	$(1)	$(1)	$(5)	$(6)	$(12)

(a)	Included in current unrealized gains on derivative instruments in our consolidated balance sheets.

(b)	Includes short-term money market securities included in cash and cash equivalents in our consolidated balance sheets.

(c)	Included in long-term unrealized gains on derivative instruments in our consolidated balance sheets.

(d)	Included in other long-term assets in our consolidated balance sheets.

(e)	Included in current unrealized losses on derivative instruments in our consolidated balance sheets.

(f)	Included in long-term unrealized losses on derivative instruments in our consolidated balance sheets.

Fair Value Assets and Liabilities Measured On Recurring Basis Unobservable Input Reconciliation

	Commodity Derivative Instruments
	Current Assets	Long- Term Assets	Current Liabilities	Long- Term Liabilities
	(Millions)
Year ended December 31, 2016 (a):
Beginning balance	$35	$4	$(23)	$(6)
Net unrealized gains (losses) included in earnings (b)	3	1	(15)	6
Settlements	(29)	—	15	—
Ending balance	$9	$5	$(23)	$—
Net unrealized gains (losses) on derivatives still held included in earnings (b)	$9	$3	$(23)	$6
Year ended December 31, 2015 (a):
Beginning balance	$23	$3	$(45)	$(12)
Net unrealized gains (losses) included in earnings (b)	(82)	1	(29)	6
Transfers out of Level 3 (c)	—	—	1	—
Settlements	(25)	—	50	—
Novation (d)	119	—	—	—
Ending balance	$35	$4	$(23)	$(6)
Net unrealized gains (losses) on derivatives still held included in earnings (b)	$(84)	$1	$(23)	$4

(a)	There were no purchases, issuances or sales of derivatives or transfers into/out of Level 3 for the years ended December 31, 2016 and 2015.

(b)	Represents the amount of total gains or losses for the period, included in trading and marketing gains or losses, net, in our consolidated statements of operations.

(c)	Amounts transferred out of Level 3 are reflected at fair value as of the end of the period.

(d)	Represents the March 2015 novation of certain fixed price commodity derivatives.

Schedule of Valuation Processes

	December 31, 2016
Product Group	Fair Value	Forward Curve Range
	(Millions)
Assets
NGLs	$14	$0.25-$1.20	Per gallon
Liabilities
NGLs	$(23)	$0.25-$1.23	Per gallon

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
As of December 31, 2016 and 2015, the carrying value and fair value of our total debt, includiing current maturities, were as follows:

	December 31, 2016		December 31, 2015
	Carrying Value (a)	Fair Value	Carrying Value (a)	Fair Value
	(Millions)
Total debt	5,430	5,395	5,704	4,754